Collaboration and license agreements (Details Narrative) - NEONC TECHNOLOGIES HOLDINGS, INC. - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Milestone payment received	$ 1,900,000		$ 300,000
Deferred revenue	200,000
Reimbursement	$ 3,000,000
Litigation settlement expense		$ 4,000,000